Subsequent Event (Details) - Subsequent Event [Member] - USD ($) $ in Millions		1 Months Ended
	Feb. 06, 2020	Mar. 18, 2020
Subsequent Event (Details) [Line Items]
Payments to acquire businesses, gross	$ 24.7
Restricted shares units, value	4.4
Business combination, contingent consideration, liability	$ 2.2
Long-term Line of Credit		$ 20.0
Bank loan maturity date		Mar. 16, 2021
Debt Instrument, Basis Spread on Variable Rate		2.00%